Equity Accounted Investees - Schedule of Other investments (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of joint operations [line items]
Investment in associates - other	$ 2.8	$ 12.6
Total equity accounted investees	2.8	12.6
Lunnon Metals Limited
Disclosure of joint operations [line items]
Total equity accounted investees	2.8	4.8
Share of profit (loss) of associates accounted for using equity method	$ 2.3	$ 4.7
Proportion of ownership interest in associate (in percent)	30.50%	30.50%
Vior Mining Exploration Company Inc. ("Vior")
Disclosure of joint operations [line items]
Total equity accounted investees	$ 0.0	$ 7.8
Share of profit (loss) of associates accounted for using equity method	$ 0.0	$ (0.1)
Proportion of ownership interest in associate (in percent)	19.96%	20.70%